Share-based compensation - Share purchase plan (Details) - Share purchase plan - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Shares transferred to settle expense	0	0	116,914
Consulting fees settled in shares			SFr 164,980